INFORMATION BY INDUSTRY SEGMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
INFORMATION BY INDUSTRY SEGMENT
INFORMATION BY INDUSTRY SEGMENT

In January 2015, as a result of the NewPage acquisition, Verso Holdings reorganized its reportable segments as a result of a change in the way the Chief Executive Officer, who serves as the Chief Operating Decision Maker, or “CODM,” manages and evaluates the business. Based on the information that the CODM utilizes to manage and evaluate the business, it was determined that the operating segments represent two segments, paper and pulp. Our paper segment now includes the historical coated and other segments. As a result of these changes in segment reporting, all historical segment information has been revised to conform to the new presentation, with no resulting impact on the condensed consolidating results of operations.
Our paper products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.  Our market kraft pulp is used to manufacture printing, writing, and specialty paper grades and tissue products. Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis. We operate primarily in one geographic segment, North America.

The following table summarizes the industry segment data for the three-month periods ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
(Dollars in millions)	2015	2014
Net sales
Paper	$748	$263
Pulp	63	36
Intercompany Eliminations	(5)	—
Total	$806	$299
Operating loss
Paper	$(44)	$(51)
Pulp	(12)	4
Total	$(56)	$(47)
Depreciation, amortization, and depletion
Paper	$51	$21
Pulp	6	5
Total	$57	$26
Capital expenditures
Paper	$7	$13
Pulp	2	3
Total	$9	$16
Certain amounts in the prior year presentation have been reclassified to conform to the current year presentation.

INFORMATION BY INDUSTRY SEGMENT

In January 2015, as a result of the NewPage acquisition, Verso Holdings reorganized its reportable segments as a result of a change in the way the Chief Executive Officer, who serves as the Chief Operating Decision Maker, or “CODM,” manages and evaluates the business. Based on the information that the CODM utilizes to manage and evaluate the business, it was determined that the operating segments represent two segments, paper and pulp. Our paper segment now includes the historical coated and other segments. As a result of these changes in segment reporting, all historical segment information has been revised to conform to the new presentation, with no resulting impact on the consolidated results of operations.
Our paper products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.  Our market kraft pulp is used to manufacture printing, writing, and specialty paper grades and tissue products. Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis. We operate primarily in one geographic segment, North America.

The following table summarizes the industry segments for the years ended December 31, 2014, 2013, and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Net Sales:
Paper	$1,135,962	$1,232,800	$1,333,796
Pulp	160,651	156,099	140,816
Total	$1,296,613	$1,388,899	$1,474,612
Operating (Loss) Income:
Paper	$(193,667)	$12,360	$(41,585)
Pulp	18,950	21,540	9,215
Total	$(174,717)	$33,900	$(32,370)
Depreciation, Amortization, and Depletion:
Paper	$75,572	$86,605	$100,178
Pulp	15,325	18,125	18,000
Total	$90,897	$104,730	$118,178
Capital Spending:
Paper	$32,338	$34,908	$60,234
Pulp	9,625	5,752	(325)
Total	$41,963	$40,660	$59,909

(1)
Operating loss of the paper segment includes $134.5 million in Restructuring charges recognized in 2014. Operating loss of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, was recognized in 2012 and attributed to the paper segment.

(2)
Capital spending of the pulp segment includes the impact of a $14.7 million cash inflow received in 2012 from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.